SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2015
SUBSEQUENT EVENTS

35. SUBSEQUENT EVENTS

In March 2016, the Group entered into a non-binding memorandum of understanding (“MOU”) with L&A International Holding Limited (“L&A”), a Cayman Island Company with shares publicly listed in Hong Kong, and a certain other shareholder of Red 5 Studios, Inc. (“Red 5”). Under the terms of this MOU, the Group will exchange approximately 30.6% of its equity interest in Red 5 for such number of newly issued shares of L&A of equivalent value based on a valuation agreed by all parties. The other participating shareholders of Red 5 will exchange an aggregate of approximately 14.4% equity interest in Red 5 based on the same terms.

In March 2016, Bank of Shanghai (BOS) issued a commitment letter whereby BOS agrees to grant the Group a credit facility of RMB50 million (US$7.7 million). The Group can apply to withdraw the funding from BOS should they require liquidity for its operations. As of the report date, the Group had withdrawn RMB4.9 million (US$0.8 million) under this credit facility.